CAPITAL ASSETS, NET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	Feb. 29, 2020	Feb. 28, 2019
Depreciation expense	$ 871,239	$ 0	$ 23,680	$ 0
Capital Assets, Net [Member]
Depreciation expense	$ 14,407	$ 0